UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5125

Dreyfus Variable Investment Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/2012

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Appreciation Portfolio
March 31, 2012 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)
Consumer Discretionary--10.7%
Arcos Dorados Holdings, Cl. A	125,000	2,261,250
McDonald's	170,900	16,765,290
McGraw-Hill	107,100	5,191,137
News, Cl. A	308,136	6,067,198
News, Cl. B	7,700	153,846
Target	189,700	11,053,819
Time Warner Cable	45,000	3,667,500
Wal-Mart Stores	171,600	10,501,920
Walt Disney	120,000	5,253,600
		60,915,560
Consumer Staples--31.8%
Altria Group	488,100	15,067,647
Christian Dior	65,500	10,050,514
Coca-Cola	472,600	34,977,126
Estee Lauder, Cl. A	133,400	8,262,796
Kraft Foods, Cl. A	160,000	6,081,600
Nestle, ADR	317,400	19,996,200
PepsiCo	142,900	9,481,415
Philip Morris International	488,100	43,250,541
Procter & Gamble	255,000	17,138,550
SABMiller	110,000	4,415,307
Walgreen	244,300	8,181,607
Whole Foods Market	45,100	3,752,320
		180,655,623
Energy--19.2%
Chevron	205,900	22,080,716
ConocoPhillips	165,100	12,549,251
Exxon Mobil	328,364	28,479,010
Imperial Oil	100,000	4,539,000
Occidental Petroleum	153,100	14,579,713

Royal Dutch Shell, Cl. A, ADR	182,500	12,798,725
Statoil, ADR	145,000	3,930,950
Total, ADR	204,400	10,448,928
		109,406,293
Financial--4.1%
BlackRock	28,000	5,737,200
Franklin Resources	41,000	5,085,230
JPMorgan Chase & Co.	267,300	12,290,454
		23,112,884
Health Care--10.0%
Abbott Laboratories	181,800	11,142,522
Intuitive Surgical	12,000a	6,501,000
Johnson & Johnson	212,900	14,042,884
Medtronic	90,200	3,534,938
Merck & Co.	143,200	5,498,880
Novo Nordisk, ADR	56,300	7,809,373
Roche Holding, ADR	185,700	8,103,948
		56,633,545
Industrial--3.5%
Caterpillar	84,400	8,990,288
General Electric	214,800	4,311,036
United Technologies	79,000	6,552,260
		19,853,584
Information Technology--15.7%
Apple	68,000a	40,763,960
Automatic Data Processing	85,400	4,713,226
Intel	592,900	16,666,419
International Business Machines	75,000	15,648,750
QUALCOMM	62,800	4,271,656
Texas Instruments	213,300	7,169,013
		89,233,024
Materials--4.5%
Air Products & Chemicals	20,000	1,836,000
Freeport-McMoRan Copper & Gold	200,000	7,608,000
Praxair	95,200	10,913,728
Rio Tinto, ADR	100,000b	5,559,000
		25,916,728

Total Common Stocks
(cost $330,348,741)		565,727,241

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,710,540)	1,710,540 [c]	1,710,540

Investment of Cash Collateral for
Securities Loaned--.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $47,880)	47,880 [c]	47,880

Total Investments (cost $332,107,161)	99.8%	567,485,661
Cash and Receivables (Net)	.2%	837,105
Net Assets	100.0%	568,322,766

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At March 31, 2012, the value of the fund's security on loan was $47,529 and the value of the collateral held by the fund was $47,880.
c	Investment in affiliated money market mutual fund.

At March 31, 2012, net unrealized appreciation on investments was $235,378,500 of which $244,206,442 related to appreciated investment securities and $8,827,942 related to depreciated investment securities. At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Staples	31.8
Energy	19.2
Information Technology	15.7
Consumer Discretionary	10.7
Health Care	10.0

Materials	4.5
Financial	4.1
Industrial	3.5
Money Market Investments	.3
99.8
† Based on net assets.

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	475,814,046	-	-	475,814,046
Equity Securities - Foreign+	89,913,195	-	-	89,913,195
Mutual Funds	1,758,420	-	-	1,758,420
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Growth And Income Portfolio
March 31, 2012 (Unaudited)

Common Stocks--99.0%	Shares	Value ($)
Consumer Discretionary--17.3%
Amazon.com	2,800a	567,028
Carnival	18,054	579,172
Delphi Automotive	11,310	357,396
Dick's Sporting Goods	5,630	270,690
Home Depot	21,060	1,059,529
Johnson Controls	33,470	1,087,106
Limited Brands	7,380	354,240
Macy's	19,830	787,846
Michael Kors Holdings	4,360	203,132
Newell Rubbermaid	57,850	1,030,308
News, Cl. A	60,100	1,183,369
Nordstrom	5,540	308,689
Omnicom Group	25,220	1,277,393
Priceline.com	760a	545,300
PVH	6,610	590,471
Regal Entertainment Group, Cl. A	26,620b	362,032
Ross Stores	6,460	375,326
Royal Caribbean Cruises	10,450	307,543
Starbucks	9,240	516,424
Time Warner	18,386	694,071
Under Armour, Cl. A	3,820a,b	359,080
Viacom, Cl. B	13,350	633,591
Walt Disney	9,510	416,348
		13,866,084
Consumer Staples--7.5%
Avon Products	13,680	264,845
Coca-Cola Enterprises	20,790	594,594
ConAgra Foods	12,430	326,412
Energizer Holdings	8,230a	610,501
Kraft Foods, Cl. A	5,140	195,371
Lorillard	1,190	154,081

PepsiCo	22,870	1,517,424
Philip Morris International	13,270	1,175,855
Procter & Gamble	10,540	708,393
Whole Foods Market	5,360	445,952
		5,993,428
Energy--8.7%
BP, ADR	8,190	368,550
Cameron International	4,750a	250,942
Chevron	7,270	779,635
ENSCO, ADR	7,220	382,155
EOG Resources	6,420	713,262
Exxon Mobil	11,230	973,978
National Oilwell Varco	4,610	366,357
Noble Energy	2,290	223,916
Occidental Petroleum	18,570	1,768,421
Schlumberger	16,669	1,165,663
		6,992,879
Financial--14.6%
Ameriprise Financial	6,650	379,914
Arthur J. Gallagher & Co.	19,900	711,226
Capital One Financial	14,570	812,132
Comerica	22,040c	713,214
Discover Financial Services	12,070	402,414
Franklin Resources	1,920	238,138
Goldman Sachs Group	3,340	415,396
IntercontinentalExchange	1,580a	217,124
JPMorgan Chase & Co.	46,976	2,159,956
Marsh & McLennan	14,800	485,292
MetLife	21,400	799,290
Moody's	29,430	1,239,003
New York Community Bancorp	14,620	203,364
TD Ameritrade Holding	9,960	196,610
Travelers	3,140	185,888
U.S. Bancorp	31,340	992,851
Wells Fargo & Co.	46,690	1,593,997
		11,745,809
Health Care--11.3%
Agilent Technologies	6,150	273,737

Alexion Pharmaceuticals	2,860a	265,580
Allergan	3,200	305,376
Amgen	2,870	195,131
Baxter International	6,940	414,873
Biogen Idec	2,630a	331,301
Bristol-Myers Squibb	6,010	202,837
Celgene	5,530a	428,686
Cerner	4,050a	308,448
Gilead Sciences	9,290a	453,816
Johnson & Johnson	5,513	363,637
McKesson	11,340	995,312
Medtronic	5,390	211,234
Merck & Co.	28,850	1,107,840
Perrigo	2,130	220,050
Pfizer	82,220	1,863,105
St. Jude Medical	7,520	333,211
Vertex Pharmaceuticals	6,090a	249,751
Watson Pharmaceuticals	4,460a	299,088
WellCare Health Plans	3,320a	238,642
		9,061,655
Industrial--11.3%
Caterpillar	9,360	997,027
Cooper Industries	9,680	619,036
Cummins	5,270	632,611
Danaher	11,930	668,080
Dover	3,110c	195,743
Eaton	29,020	1,446,067
FedEx	4,610	423,936
General Electric	72,980	1,464,709
Honeywell International	8,230	502,442
Hubbell, Cl. B	5,150	404,687
Pitney Bowes	27,810b	488,900
Precision Castparts	2,470	427,063
Stanley Black & Decker	7,900	607,984
United Technologies	2,530	209,838
		9,088,123
Information Technology--21.5%
Accenture, Cl. A	4,270	275,415

Analog Devices	13,720	554,288
Apple	5,326a	3,192,777
Broadcom, Cl. A	10,650a	418,545
Cisco Systems	66,580	1,408,167
Citrix Systems	4,980a	392,972
EMC	20,290a	606,265
F5 Networks	2,890a	390,034
Google, Cl. A	1,573a	1,008,671
Intuit	7,880	473,824
MasterCard, Cl. A	1,330	559,318
Oracle	39,220	1,143,655
Paychex	23,140	717,109
QUALCOMM	40,440c	2,750,729
Red Hat	8,100a	485,109
Salesforce.com	3,260a	503,703
SanDisk	8,650a	428,953
Teradata	5,930a	404,129
Texas Instruments	31,510	1,059,051
VMware, Cl. A	4,280a	480,944
		17,253,658
Materials--4.7%
Air Products & Chemicals	10,910	1,001,538
Cliffs Natural Resources	4,660	322,752
Dow Chemical	19,540	676,866
Eastman Chemical	9,710	501,910
Freeport-McMoRan Copper & Gold	4,964	188,831
Monsanto	8,080	644,461
Packaging Corp. of America	13,520	400,057
		3,736,415
Telecommunication Services--2.1%
Vodafone Group, ADR	31,710	877,416
Windstream	70,170b	821,691
		1,699,107
Total Common Stocks
(cost $67,153,509)		79,437,158

Preferred Stocks--.5%
Financial

Citigroup,
Conv., Cum. $7.5
(cost $355,302)	4,200	434,826

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $134,076)	134,076 [d]	134,076
Investment of Cash Collateral for
Securities Loaned--2.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,761,356)	1,761,356 [d]	1,761,356
Total Investments (cost $69,404,243)	101.9%	81,767,416
Liabilities, Less Cash and Receivables	(1.9%)	(1,488,980)
Net Assets	100.0%	80,278,436

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At March 31, 2012, the value of the fund's securities on loan was $1,715,721 and the value of the collateral held by the fund was $1,761,355.
c	Held by a broker as collateral for open options written.
d	Investment in affiliated money market mutual fund.

At March 31, 2012, net unrealized appreciation on investments was $12,361,468 of which $13,299,347 related to appreciated investment securities and $937,879 related to depreciated investment securities. At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	21.5
Consumer Discretionary	17.3
Financial	15.1
Health Care	11.3
Industrial	11.3
Energy	8.7

Consumer Staples	7.5
Materials	4.7
Money Market Investments	2.4
Telecommunication Services	2.1
101.9
† Based on net assets.

STATEMENT OF OPTIONS WRITTEN
March 31, 2012 (Unaudited)

	Number
	of Contracts		Value ($)
Call Options:
Comerica,
May 2012 @ $35	92	a	(3,312)
Dover,
May 2012 @ $65	31	a	(3,255)
Qualcomm,
May 2012 @ $72.50	103	a	(7,725)
(premiums received $12,587)			(14,292)

a Non-income producing security.

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	77,605,905	434,826	-	78,040,731
Equity Securities - Foreign+	1,831,253	-	-	1,831,253
Mutual Funds	1,895,432	-	-	1,895,432
Liabilities ($)
Other Financial Instruments:
Options Written	(14,292)	-	-	(14,292)
+ See Statement of Investments for additional detailed categorizations.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Equity Portfolio
March 31, 2012 (Unaudited)

Common Stocks--96.8%	Shares	Value ($)
Australia--4.2%
Newcrest Mining	28,883	887,980
Santos	43,176	636,868
WorleyParsons	14,389	426,726
		1,951,574
Belgium--2.7%
Anheuser-Busch InBev	17,570	1,283,672
Brazil--2.2%
Arezzo Industria e Comercio	24,879	432,720
CCR	42,100	340,868
International Meal Co. Holdings	26,400	245,713
		1,019,301
Canada--2.2%
Barrick Gold	6,639	288,536
Nexen	19,314	354,156
Yamana Gold	25,056	390,868
		1,033,560
China--1.8%
Biostime International Holdings	197,783	508,876
Mindray Medical International, ADR	9,622	317,237
		826,113
France--6.1%
Air Liquide	5,781	770,708
L'Oreal	5,011	618,130
Nexans	4,033	272,223
Thales	12,918	483,441
Total	13,763	701,926
		2,846,428
Germany--4.1%
Bayer	12,928	909,352
Fresenius Medical Care & Co.	8,651	613,124
Gerry Weber International	10,153	389,578
		1,912,054
Hong Kong--6.4%
AIA Group	154,600	566,395
Belle International Holdings	247,000	443,392

China Mobile	66,500	731,748
GOME Electrical Appliances Holdings	773,000	160,263
Huabao International Holdings	339,905	221,043
Jardine Matheson Holdings	13,200	660,000
Man Wah Holdings	363,200	212,339
		2,995,180
Italy--.9%
Saipem	7,957	411,015
Japan--25.9%
Asahi Group Holdings	18,600	411,910
CALBEE	5,800	295,361
DeNA	9,869	273,404
Don Quijote	22,600	820,503
FANUC	3,000	532,077
Hitachi Construction Machinery	32,100	710,102
INPEX	66	445,741
Japan Tobacco	226	1,272,393
Lawson	6,700	421,735
Mitsubishi Estate	40,000	713,302
NGK Spark Plug	26,000	370,980
Nissan Motor	57,100	607,770
Nomura Holdings	124,400	550,083
NTT DoCoMo	247	410,025
Shiseido	18,000	310,547
Sugi Holdings	17,200	525,954
Sumitomo Mitsui Financial Group	13,500	444,128
Toshiba	144,000	633,273
Towa Pharmaceutical	11,600	574,604
Toyota Motor	42,900	1,850,344
		12,174,236
Norway--2.3%
DNB	83,275	1,070,412
Philippines--.8%
Energy Development	2,686,600	375,442
Poland--.9%
Telekomunikacja Polska	79,491	437,007
Singapore--1.9%
Sakari Resources	180,000	333,638
United Overseas Bank	39,000	569,309
		902,947
South Africa--.8%
MTN Group	21,666	381,351

Spain--.7%
Amadeus IT Holding, Cl. A	18,411	347,452
Sweden--1.1%
TeliaSonera	73,845	515,011
Switzerland--14.5%
ABB	39,823a	817,018
Actelion	8,050a	294,284
Bank Sarasin & Cie, Cl. B	11,648	365,169
Nestle	25,492	1,604,016
Novartis	16,869	933,616
Roche Holding	8,718	1,517,224
Syngenta	2,115	731,241
Zurich Financial Services	2,081a	559,267
		6,821,835
Thailand--2.9%
Bangkok Bank	138,500	870,956
Bangkok Dusit Medical Services	172,165	484,127
		1,355,083
United Kingdom--14.4%
Associated British Foods	22,416	437,420
BHP Billiton	37,045	1,130,252
Bowleven	213,902a	342,134
British American Tobacco	20,261	1,020,990
British Sky Broadcasting Group	32,143	347,547
Centrica	143,821	727,847
Compass Group	35,550	372,729
GlaxoSmithKline	34,310	766,377
Ophir Energy	59,876	486,038
Severn Trent	14,318	353,599
SSE	37,500	797,145
		6,782,078
Total Common Stocks
(cost $41,538,862)		45,441,751

Preferred Stocks--.8%
Brazil
Petroleo Brasileiro
(cost $495,655)	29,692	379,801

Other Investment--.9%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund

(cost $400,000)	400,000[b]	400,000

Total Investments (cost $42,434,517)	98.5%	46,221,552
Cash and Receivables (Net)	1.5%	685,459
Net Assets	100.0%	46,907,011

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At March 31, 2012, net unrealized appreciation on investments was $3,787,035 of which $5,899,227 related to appreciated investment securities and $2,112,192 related to depreciated investment securities. At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Staples	17.3
Industrial	16.4
Financial	12.2
Materials	12.1
Health Care	11.7
Consumer Discretionary	8.5
Energy	8.0
Telecommunications	5.3
Utilities	4.8
Information Technology	1.3
Money Market Investment	.9
98.5
† Based on net assets.

STATEMENT OF FORWARD FOREIGN EXCHANGE CURRENCY CONTRACTS
March 31, 2012 (Unaudited)

	Number	Foreign			Unrealized
Forward Currency	of	Currency			Appreciation
Exchange Contracts	Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

British Pound,
Expiring
4/2/2012 a	1	37,148	59,022	59,418	396

Euro,
Expiring
8/16/2012 b	1	700,707	927,769	935,312	7,543

Japanese Yen,
Expiring
4/4/2012 a	1	2,094,344	25,512	25,303	(209)

Sales:			Proceeds ($)

Australian Dollar,
Expiring
8/16/2012 a	1	669,000	706,815	682,610	24,205

Brazilian Real,
Expiring
6/15/2012 c	1	790,000	425,073	425,882	(809)

British Pound,
Expiring
7/13/2012 a	1	344,000	533,107	549,834	(16,727)

Euro,
Expiring
4/2/2012 c		1 167,299	222,237	223,128	(891)

Japanese Yen,
Expiring:
4/2/2012 b		1 233,523	2,815	2,821	(6)
8/16/2012 b		1 74,251,000	927,769	898,388	29,381

Gross Unrealized
Appreciation					61,525

Gross Unrealized
Depreciation					(18,642)

Counterparties:
a	Royal Bank of Scotland
b	JPMorgan Chase & Co.
c	UBS

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	45,821,552	-	-	45,821,552
Mutual Funds	400,000	-	-	400,000
Forward Foreign Currency Exchange Contracts++	-	61,525	-	61,525
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(18,642)	-	(18,642)
+ See Statement of Investments for additional detailed categorizations.
++Amount shown represents unrealized appreciation (depreciation) at period end.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Value Portfolio
March 31, 2012 (Unaudited)

Common Stocks--97.1%	Shares	Value ($)
Australia--4.4%
Australia & New Zealand Banking Group	32,310	778,474
BlueScope Steel	212,633a	87,001
Nufarm	88,733	441,188
Primary Health Care	194,037	574,841
Qantas Airways	197,280a	364,770
QBE Insurance Group	61,010	895,505
Toll Holdings	53,043	322,525
		3,464,304
Belgium--1.0%
Delhaize Group	14,770	777,120
Brazil--1.8%
Banco Santander Brasil, ADS	54,430	499,123
Petroleo Brasileiro, ADR	20,370	541,027
Tele Norte Leste Participacoes, ADR	34,320	389,532
		1,429,682
China--2.8%
Beijing Capital International Airport, Cl. H	756,000	437,115
China Dongxiang Group	1,133,000	186,753
China Railway Group, Cl. H	645,000	206,817
Foxconn International Holdings	523,000a	372,439
Guangzhou Automobile Group, Cl. H	366,272	363,180
Huaneng Power International, Cl. H	720,000	391,267
PetroChina, ADR	1,820	255,765
		2,213,336
Finland--1.4%
Nokia	194,840	1,060,746
France--11.8%
Alstom	15,540	606,437
Carrefour	49,420	1,184,764
Credit Agricole	46,603	289,641

Danone	5,810	405,264
EDF	23,060	526,223
France Telecom	78,550	1,163,389
GDF Suez	29,820	770,367
Sanofi	18,957	1,472,234
Societe Generale	22,952	672,376
Total	33,180	1,692,211
Vivendi	27,604	506,583
		9,289,489
Germany--8.9%
Aixtron	23,250	404,973
Allianz	5,100	608,566
Bayer	10,120	711,838
Celesio	27,770	502,593
Daimler	8,114	489,249
Deutsche Bank	19,560	973,187
Deutsche Telekom	44,900	540,568
E.ON	61,810	1,480,558
Muenchener Rueckversicherungs	3,790	571,439
Siemens	7,370	743,006
		7,025,977
Greece--.7%
Coca-Cola Hellenic Bottling	30,430a	582,390
Hong Kong--3.1%
China Mobile, ADR	5,900	324,972
Esprit Holdings	516,996	1,038,579
Hang Seng Bank	62,300	827,934
Pacific Basin Shipping	513,000	277,456
		2,468,941
India--.6%
Reliance Industries, GDR	16,020b	466,983
Israel--1.5%
Teva Pharmaceutical Industries, ADR	26,340	1,186,880
Italy--2.3%
ENI	14,465	339,348
Finmeccanica	78,466	424,882
Saras	778,560a	1,041,486

		1,805,716
Japan--21.0%
Denso	19,200	641,392
East Japan Railway	7,500	472,091
Fujitsu	84,000	442,479
INPEX	100	675,365
Kao	25,800	677,028
Kirin Holdings	35,000	452,882
Matsumotokiyoshi Holdings	22,200	481,443
Mitsubishi UFJ Financial Group	272,600	1,356,907
Nippon Electric Glass	60,000	521,203
Nippon Express	142,000	554,138
Nomura Holdings	64,500	285,212
Panasonic	55,200	507,517
Ricoh	76,700	745,965
Sekisui House	49,000	480,114
Seven & I Holdings	14,300	424,664
Shimachu	18,100	426,423
Shin-Etsu Chemical	17,860	1,031,422
Sumitomo Mitsui Financial Group	35,600	1,171,183
Sumitomo Mitsui Trust Holdings	149,240	476,010
Taiyo Nippon Sanso	88,000	620,901
Tokyo Electron	10,900	623,553
Tokyo Gas	92,000	433,490
Tokyo Steel Manufacturing	94,700	836,362
Toyota Motor	40,700	1,755,455
Yamaha Motor	28,400	380,520
		16,473,719
Netherlands--3.8%
Aegon	105,614a	586,533
Heineken	8,080	449,104
Koninklijke Philips Electronics	57,948	1,174,742
Royal Dutch Shell, Cl. A	22,473	786,775
		2,997,154
Norway--.4%
Norsk Hydro	50,486	274,915
Russia--.4%

Gazprom, ADR	25,400	309,880
Singapore--2.1%
DBS Group Holdings	112,453	1,268,512
United Overseas Bank	27,425	400,341
		1,668,853
South Africa--1.0%
Murray & Roberts Holdings	78,960a	289,242
Standard Bank Group	33,260	482,836
		772,078
South Korea--2.1%
KB Financial Group, ADR	13,709	503,120
Korea Electric Power	8,810a	174,171
Korea Electric Power, ADR	24,580a	239,163
Korea Exchange Bank	51,020	389,950
KT, ADR	8,630	118,145
SK Telecom, ADR	13,600	189,176
		1,613,725
Spain--.3%
Gamesa Corp Tecnologica	79,800	253,409
Sweden--3.3%
Husqvarna, Cl. B	52,920	319,241
Investor, Cl. B	17,850	395,809
Svenska Cellulosa, Cl. B	38,110	660,148
Telefonaktiebolaget LM Ericsson, Cl. B	116,740	1,209,608
		2,584,806
Switzerland--7.4%
Adecco	9,590a	502,500
Clariant	20,550a	283,652
Lonza Group	10,540a	544,806
Novartis	32,009	1,771,541
Roche Holding	9,830	1,710,749
UBS	69,104a	968,390
		5,781,638
Taiwan--.8%
Hon Hai Precision Industry	92,000	356,909
United Microelectronics	602,120	294,792
		651,701

United Kingdom--14.2%
Anglo American	32,785	1,225,505
BP	136,262	1,008,125
Home Retail Group	351,922	641,700
HSBC Holdings	306,604	2,720,792
Lonmin	53,188	869,452
Reed Elsevier	40,454	359,117
Resolution	112,028	468,217
Royal Dutch Shell, Cl. A	32,432	1,132,682
Smith & Nephew	67,790	686,900
Tesco	43,623	230,256
Unilever	28,278	933,554
Vodafone Group	318,176	876,358
		11,152,658
Total Common Stocks
(cost $93,493,579)		76,306,100
	Number
Rights--.0%	of Rights	Value($)
South Africa
Murray & Roberts Holdings
(cost $46,429)	26,846a	35,172

Other Investment--1.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,135,000)	1,135,000[c]	1,135,000
Total Investments (cost $94,675,008)	98.5%	77,476,272
Cash and Receivables (Net)	1.5%	1,142,096
Net Assets	100.0%	78,618,368

ADR - American Depository Receipts
ADS - American Depository Shares
GDR - Global Depository Receipts

a	Non-income producing security.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to $466,983 or .6% of net assets.

c	Investment in affiliated money market mutual fund.

At March 31, 2012, net unrealized depreciation on investments was $17,198,736 of which $3,092,370 related to appreciated investment securities and $20,291,106 related to depreciated investment securities. At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	22.4
Health Care	11.7
Energy	10.5
Consumer Discretionary	9.6
Industrial	8.5
Consumer Staples	8.4
Materials	8.0
Information Technology	7.7
Telecommunication Services	5.2
Utilities	5.1
Money Market Investment	1.4
98.5
† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
March 31, 2012 (Unaudited)

	Number	Foreign			Unrealized
Forward Currency	of	Currency			Appreciation
Exchange Contracts	Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Swiss Franc,
Expiring:
4/2/2012 a	1	13,412	14,772	14,857	85
4/3/2012 b	1	54,872	60,828	60,787	(41)

Sales:			Proceeds ($)
Australian Dollar,
Expiring:
4/2/2012 c	1	15,304	15,830	15,853	(23)
4/3/2012 d	1	57,720	59,986	59,789	197

Euro,
Expiring
4/3/2012 c	1	67,517	90,129	90,048	81

Japanese Yen,
4/3/2012 c	1	1,256,667	15,295	15,182	113

Gross Unrealized
Appreciation	476

Gross Unrealized
Depreciation	(64)

Counterparties:

a	JP Morgan & Chase Co.
b	Credit Suisse First Boston
c	UBS
d	Deutsch Bank

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	76,306,100	-	-	76,306,100
Mutual Funds	1,135,000	-	-	1,135,000
Rights+	35,172	-	-	35,172
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	476	-	476
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(64)	-	(64)
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Money Market Portfolio
March 31, 2012 (Unaudited)

Negotiable Bank Certificates of Deposit--4.7%	Principal Amount ($)		Value ($)
Svenska Handelsbanken (Yankee)
0.22%, 5/22/12
(cost $8,002,264)	8,000,000	[a]	8,002,264
Commercial Paper--17.2%
Barclays US CCP Funding LLC
0.58%, 4/17/12	9,000,000	a	8,997,680
Mizuho Funding LLC
0.47%, 4/16/12	10,000,000	a	9,998,042
UBS Finance Delaware Inc.
0.56%, 4/12/12	10,000,000		9,998,304
Total Commercial Paper
(cost $28,994,026)			28,994,026
Asset-Backed Commercial Paper--14.2%
Alpine Securitization Corp.
0.37%, 4/25/12	9,000,000	a	8,997,780
CRC Funding
0.34%, 5/9/12	8,000,000	a	7,997,129
FCAR Owner Trust, Ser. II
0.29%, 6/6/12	7,000,000		6,996,278
Total Asset-Backed Commercial Paper
(cost $23,991,187)			23,991,187
Time Deposits--4.2%
Northern Trust Co. (Grand Cayman)
0.01%, 4/2/12
(cost $7,000,000)	7,000,000		7,000,000
U.S. Government Agency--8.9%
Federal Home Loan Bank
0.09%, 4/11/12
(cost $14,999,646)	15,000,000		14,999,646
U.S. Treasury Bills--8.9%
0.10%, 4/19/12
(cost $14,999,250)	15,000,000		14,999,250

U.S. Treasury Notes--6.0%
0.11%, 7/16/12
(cost $10,040,617)	10,000,000	10,040,617
Repurchase Agreements--35.5%
ABN AMRO Bank N.V.
0.10%, dated 3/30/12, due 4/2/12 in the amount of
$10,000,083 (fully collateralized by $10,151,500 U.S.
Treasury Notes, 0.63%, due 12/31/12, value
$10,200,078)	10,000,000	10,000,000
Deutsche Bank Securities Inc.
0.10%, dated 3/30/12, due 4/2/12 in the amount of
$30,000,250 (fully collateralized by $30,585,000
Federal National Mortgage Association, 0.40%, due
7/23/15, value $30,600,123)	30,000,000	30,000,000
HSBC USA Inc.
0.10%, dated 3/30/12, due 4/2/12 in the amount of
$10,000,083 (fully collateralized by $10,215,000
Federal National Mortgage Association, 0%, due
1/7/13, value $10,203,763)	10,000,000	10,000,000
RBS Securities, Inc.
0.07%, dated 3/30/12, due 4/2/12 in the amount of
$10,000,058 (fully collateralized by $10,165,000
Federal Home Loan Mortgage Corp., 0.88%, due
11/25/14, value $10,203,526)	10,000,000	10,000,000
Total Repurchase Agreements
(cost $60,000,000)		60,000,000
Total Investments (cost $168,026,990)	99.6%	168,026,990
Cash and Receivables (Net)	.4%	611,727
Net Assets	100.0%	168,638,717

a

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to $43,992,895 or 26.1% of net assets.

At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	168,026,990
Level 3 - Significant Unobservable Inputs	-
Total	168,026,990

+ See Statement of Investments for additional detailed categorizations.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio
March 31, 2012 (Unaudited)

Common Stocks--98.7%	Shares	Value ($)
Consumer Discretionary--32.0%
American Axle & Manufacturing
Holdings	79,800a	934,458
Bally Technologies	91,250a	4,265,937
Commercial Vehicle Group	65,220a	796,336
Dana Holding	229,670	3,559,885
DFC Global	76,240a	1,438,649
Employers Holdings	135,560	2,400,768
Express	40,940a	1,022,681
Gordmans Stores	26,290a	577,591
Group 1 Automotive	14,960b	840,303
Herman Miller	65,960	1,514,442
ICF International	100,610a	2,552,476
Jones Group	93,680	1,176,621
Liz Claiborne	604,930a,b	8,081,865
Meritage Homes	152,390a	4,123,673
Mohawk Industries	37,060a	2,464,861
Newell Rubbermaid	59,250	1,055,242
Oshkosh	88,260a	2,044,984
Saks	96,580a,b	1,121,294
ScanSource	134,850a	5,032,602
Scientific Games, Cl. A	156,520a	1,825,023
Shuffle Master	176,160a	3,100,416
Standard Pacific	562,480a,b	2,508,661
Steelcase, Cl. A	262,320	2,518,272
Tower International	115,710a	1,409,348
TrueBlue	36,300a	649,044
Williams-Sonoma	107,670	4,035,472
Wright Express	73,600a	4,764,128
		65,815,032
Consumer Staples--.4%

Dole Food	78,370a,b	782,133
Energy--6.0%
Approach Resources	78,370a,b	2,895,771
Endeavour International	88,010a,b	1,042,918
Gulfport Energy	122,490a	3,566,909
Petroleum Development	20,700a	767,763
Pioneer Natural Resources	8,920	995,383
SandRidge Energy	384,920a,b	3,013,924
		12,282,668
Financial--12.7%
Arthur J. Gallagher & Co.	67,210	2,402,085
Brown & Brown	193,520	4,601,906
Equifax	70,520	3,121,215
First Commonwealth Financial	274,680	1,681,042
Jones Lang LaSalle	48,200	4,015,542
LPL Investment Holdings	63,240a	2,399,326
Nelnet, Cl. A	82,280	2,131,875
Och-Ziff Capital Management Group,
Cl. A	197,030	1,828,438
Portfolio Recovery Associates	53,250a	3,819,090
		26,000,519
Health Care--7.5%
Align Technology	121,610a	3,350,355
Emergent BioSolutions	215,769a	3,452,304
Hanger Orthopedic Group	223,800a	4,892,268
Sagent Pharmaceuticals	15,580b	278,415
Salix Pharmaceuticals	45,400a	2,383,500
United Therapeutics	20,080a	946,370
		15,303,212
Industrial--15.6%
Columbus McKinnon	71,600a	1,166,364
Con-way	98,970	3,227,412
Encore Wire	63,660	1,892,612
Granite Construction	121,240	3,484,438
Hubbell, Cl. B	16,390	1,287,926
Kenexa	52,420a	1,637,601
Landstar System	82,360	4,753,819

Old Dominion Freight Line	14,290a	681,204
Orion Marine Group	127,710a	923,343
Saia	35,300a	600,453
Trinity Industries	120,670	3,976,077
UTi Worldwide	352,650	6,076,159
Watts Water Technologies, Cl. A	58,340	2,377,355
		32,084,763
Information Technology--19.5%
Applied Micro Circuits	521,700a	3,620,598
Brocade Communications Systems	321,520a	1,848,740
CoreLogic	125,310a	2,045,059
CSG Systems International	183,180a	2,773,345
DealerTrack Holdings	201,110a	6,085,589
Electronic Arts	27,160a	447,597
JDS Uniphase	242,730a	3,517,158
MICROS Systems	77,820a	4,302,668
Microsemi	159,640a	3,422,682
Skyworks Solutions	102,170a	2,825,000
Take-Two Interactive Software	125,660a	1,933,279
Velti	412,740a,b	5,592,627
Vishay Intertechnology	140,180a	1,704,589
		40,118,931
Materials--5.0%
Georgia Gulf	126,280a	4,404,646
Innospec	50,690a	1,539,962
Omnova Solutions	151,360a	1,021,680
Zoltek	296,150a,b	3,352,418
		10,318,706
Total Common Stocks
(cost $176,871,154)		202,705,964

Other Investment--1.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,417,703)	2,417,703[c]	2,417,703
Investment of Cash Collateral for

Securities Loaned--10.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $21,542,235)	21,542,235[c]	21,542,235
Total Investments (cost $200,831,092)	110.4%	226,665,902
Liabilities, Less Cash and Receivables	(10.4%)	(21,322,926)
Net Assets	100.0%	205,342,976

a	Non-income producing security.
b	Security, or portion thereof, on loan. At March 31, 2012, the value of the fund's securities on loan was $20,826,984 and the value of the collateral held by the fund was $21,542,235.
c	Investment in affiliated money market mutual fund.

At March 31, 2012, net unrealized appreciation on investments was $25,834,810 of which $30,310,409 related to appreciated investment securities and $4,475,599 related to depreciated investment securities. At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	32.0
Information Technology	19.5
Industrial	15.6
Financial	12.7
Money Market Investments	11.7
Health Care	7.5
Energy	6.0
Materials	5.0
Consumer Staples	.4
110.4
† Based on net assets.

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	191,037,178	-	-	191,037,178
Equity Securities - Foreign+	11,668,786	-	-	11,668,786
Mutual Funds	23,959,938	-	-	23,959,938
+ See Statement of Investments for additional detailed categorizations.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio
March 31, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--122.4%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--4.5%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	440,000	a	454,464
Americredit Automobile Receivables
Trust, Ser. 2012-1, Cl. C	2.67	1/8/18	175,000		178,207
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. C	3.34	4/8/16	205,000		212,051
Americredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	490,000		509,913
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	110,000		114,626
Carmax Auto Owner Trust,
Ser. 2010-2, Cl. B	3.96	6/15/16	265,000		277,642
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. C	2.00	1/8/14	705,000		706,637
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. CFTS	5.22	7/15/15	139,348	a	138,751
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	150,000		150,620
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. C	3.06	11/15/17	245,000		245,759
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. C	3.11	5/16/16	475,000		470,514
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	105,000		107,502
Santander Drive Auto Receivables
Trust, Ser. 2011-3, Cl. D	4.23	5/15/17	200,000		204,431
SMART Trust,
Ser. 2011-1USA, Cl. A3B	1.09	10/14/14	465,000	a,b	465,782
					4,236,899

Asset-Backed Ctfs./Credit Cards--1.5%
Citibank Omni Master Trust,
Ser. 2009-A14A, Cl. A14	2.99	8/15/18	1,300,000	a,b	1,370,048
Asset-Backed Ctfs./Home Equity Loans--.5%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.64	12/25/33	278,626	b	278,544
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	50,835	b	51,084
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2005-FF2, Cl. M1	0.64	3/25/35	14,877	b	14,841
Park Place Securities,
Ser. 2004-WCW1, Cl. M1	0.87	9/25/34	42,899	b	42,566
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	0.50	11/25/35	44,012	b	43,814
					430,849
Commercial Mortgage Pass-Through Ctfs.--4.4%
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.88	9/11/38	363,868	b	387,053
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. A4	5.89	12/10/49	200,000	b	229,383
Credit Suisse First Boston
Mortgage Securities,
Ser. 2005-C4, Cl. AAB	5.07	8/15/38	227,956	b	231,264
Extended Stay America Trust,
Ser. 2010-ESHA, Cl. A	2.95	11/5/27	131,641	a	133,287
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. B	1.73	3/6/20	1,065,000	a,b	1,045,807
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. E	2.48	3/6/20	395,000	a,b	381,708
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. K	4.80	3/6/20	225,000	a,b	218,982
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C3, Cl. A4	4.72	2/15/46	485,000	a	539,071
JP Morgan Chase Commercial
Mortgage Securities,

Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	725,000		730,878
Merrill Lynch Mortgage Trust,
Ser. 2005-LC1, Cl. A2	5.20	1/12/44	56,651	b	56,634
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	22,840		22,831
WF-RBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A4	3.67	11/15/44	145,000		151,696
					4,128,594
Consumer Discretionary--4.9%
CCO Holdings,
Gtd. Notes	7.00	1/15/19	90,000		95,850
Comcast,
Gtd. Notes	6.30	11/15/17	85,000		102,674
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	405,000	a	480,318
CSC Holdings,
Sr. Unscd. Notes	6.75	11/15/21	85,000	a	88,931
CVS Pass-Through Trust,
Pass Thru Certificates Notes	6.04	12/10/28	289,586		318,359
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	518,902	a	657,546
DirecTV Holdings,
Gtd. Notes	6.00	8/15/40	165,000		176,817
DirecTV Holdings,
Gtd. Notes	7.63	5/15/16	335,000		351,221
Dish DBS,
Gtd. Notes	6.75	6/1/21	135,000		146,138
NBCUniversal Media,
Sr. Unscd. Notes	4.38	4/1/21	270,000		289,749
NBCUniversal Media,
Sr. Unscd. Notes	5.15	4/30/20	345,000		391,127
News America,
Gtd. Notes	4.50	2/15/21	195,000		208,317
News America,
Gtd. Notes	6.15	3/1/37	320,000		358,885
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	165,000	a	192,170
Time Warner Cable,

Gtd. Notes	5.50	9/1/41	240,000		252,342
Time Warner Cable,
Gtd. Notes	6.75	7/1/18	295,000		360,400
Time Warner,
Gtd. Notes	5.88	11/15/16	90,000		105,526
					4,576,370
Consumer Staples--1.7%
Altria Group,
Gtd. Notes	9.70	11/10/18	180,000		244,906
Altria Group,
Gtd. Notes	10.20	2/6/39	335,000		520,960
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	305,000		366,462
Pernod-Ricard,
Sr. Unscd. Notes	4.25	7/15/22	240,000	a	241,119
SABMiller Holdings,
Gtd. Notes	4.95	1/15/42	200,000	a	208,023
					1,581,470
Energy--2.2%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	530,000		630,495
El Paso,
Sr. Unscd. Notes	7.25	6/1/18	225,000		253,009
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	170,000		202,872
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	315,000		362,250
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	295,000		349,040
Valero Energy,
Gtd. Notes	6.13	2/1/20	240,000		276,170
					2,073,836
Financial--16.4%
Ally Financial,
Gtd. Notes	5.50	2/15/17	245,000		245,550
American Express,
Sr. Unscd. Notes	7.25	5/20/14	110,000		123,905
Ameriprise Financial,

Sr. Unscd. Notes	7.30	6/28/19	270,000		329,388
AON,
Sr. Unscd. Notes	3.50	9/30/15	240,000		251,734
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	480,000		501,240
Bank of America,
Sr. Unscd. Notes	5.70	1/24/22	30,000		31,817
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	240,000		263,231
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	37,000		38,085
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	224,000		250,572
Citigroup,
Sr. Unscd. Notes	4.50	1/14/22	405,000		407,385
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	400,000		430,361
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	490,000		508,624
Citigroup,
Sr. Unscd. Notes	5.88	1/30/42	240,000		249,562
DDR,
Sr. Unscd. Notes	4.75	4/15/18	340,000		352,672
Discover Financial Services,
Sr. Unscd. Notes	10.25	7/15/19	299,000		393,062
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	30,000		35,138
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	285,000		352,486
ERAC USA Finance,
Gtd. Notes	5.60	5/1/15	98,000	a	107,758
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	120,000	a	137,879
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	135,000		154,156
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	100,000		101,222
Ford Motor Credit,

Sr. Unscd. Notes	5.00	5/15/18	720,000		747,616
General Electric Capital,
Sr. Unscd. Notes	1.21	4/7/14	520,000	b	521,025
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	730,000		904,571
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	7/27/21	245,000		242,971
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	245,000		252,512
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	330,000		344,090
International Lease Finance,
Sr. Unscd. Notes	6.63	11/15/13	250,000		256,250
Invesco,
Gtd. Notes	5.38	2/27/13	250,000		259,488
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	605,000		619,334
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.50	1/24/22	370,000		385,688
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	175,000		202,693
Lloyds TSB Bank,
Gtd. Notes	4.20	3/28/17	430,000		433,713
Mack-Cali Realty,
Sr. Unscd. Notes	5.80	1/15/16	400,000		435,291
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	740,000		759,709
MetLife,
Sr. Unscd. Notes	5.00	6/15/15	328,000		363,038
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	240,000		246,905
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	190,000		186,018
NB Capital Trust IV,
Gtd. Cap. Secs.	8.25	4/15/27	620,000		637,050
PNC Bank,
Sub. Notes	6.88	4/1/18	250,000		297,227
Principal Financial Group,

Gtd. Notes	8.88	5/15/19	235,000		300,391
Prudential Financial,
Sr. Unscd. Notes	5.38	6/21/20	460,000		516,094
Regency Centers,
Gtd. Notes	5.25	8/1/15	66,000		71,139
Regency Centers,
Gtd. Notes	5.88	6/15/17	120,000		134,355
Simon Property Group,
Sr. Unscd. Notes	6.13	5/30/18	160,000		188,624
WEA Finance,
Gtd. Notes	7.13	4/15/18	435,000	a	513,139
Willis North America,
Gtd. Notes	6.20	3/28/17	155,000		173,631
Willis North America,
Gtd. Notes	7.00	9/29/19	185,000		214,334
					15,472,723
Foreign/Governmental--.8%
Corp Andina De Formento,
Sr. Unscd. Notes	3.75	1/15/16	275,000		286,458
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	305,000		340,450
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	110,000		136,626
					763,534
Health Care--.8%
Amgen,
Sr. Unscd. Notes	3.88	11/15/21	290,000		297,539
Aristotle Holding,
Gtd. Notes	4.75	11/15/21	160,000	a	171,567
Fresenius Medical Care II,
Gtd. Notes	5.63	7/31/19	45,000	a	46,463
Gilead Sciences,
Sr. Unscd. Notes	4.40	12/1/21	205,000		215,599
					731,168
Industrial--.9%
BE Aerospace,
Sr. Unscd. Notes	6.88	10/1/20	60,000		66,000
CSX,

Sr. Unscd. Notes	4.75	5/30/42	225,000		219,069
Waste Management,
Gtd. Notes	7.00	7/15/28	210,000		265,395
Waste Management,
Gtd. Notes	7.38	5/15/29	200,000		259,134
					809,598
Materials--2.6%
Building Materials Corp. of
America, Sr. Notes	6.75	5/1/21	95,000	a	101,056
Building Materials Corp. of
America, Sr. Scd. Notes	7.50	3/15/20	135,000	a	143,775
Dow Chemical,
Sr. Unscd. Notes	4.13	11/15/21	560,000		577,213
Dow Chemical,
Sr. Unscd. Notes	5.25	11/15/41	185,000		191,811
Ecolab,
Sr. Unscd. Notes	4.35	12/8/21	90,000		95,600
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	345,000	a	380,616
Holcim US Finance Sarl & Cie,
Gtd. Notes	6.00	12/30/19	305,000	a	315,583
Peabody Energy,
Gtd. Notes	6.25	11/15/21	210,000	a	206,850
Teck Resources,
Gtd. Notes	6.25	7/15/41	185,000		201,401
Vale Overseas,
Gtd. Notes	4.38	1/11/22	235,000		237,220
					2,451,125
Municipal Bonds--.7%
California,
GO (Build America Bonds)	7.30	10/1/39	340,000		426,051
New York City,
GO (Build America Bonds)	5.99	12/1/36	200,000		242,140
					668,191
Residential Mortgage Pass-Through Ctfs.--.1%
Credit Suisse First Boston
Mortgage Securities,
Ser. 2005-6, Cl. 1A2	0.51	7/25/35	158,247	b	142,754

Telecommunications--1.8%
AT&T,
Sr. Unscd. Notes	5.60	5/15/18	295,000	349,351
AT&T,
Sr. Unscd. Notes	6.55	2/15/39	315,000	384,675
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	5.55	2/1/14	310,000	335,422
UPCB Finance VI,
Sr. Scd. Notes	6.88	1/15/22	300,000a	311,250
Verizon Communications,
Sr. Unscd. Notes	3.50	11/1/21	175,000	179,399
Verizon Communications,
Sr. Unscd. Notes	4.75	11/1/41	155,000	157,522
				1,717,619
U.S. Government Agencies/Mortgage-Backed--31.5%
Federal Home Loan Mortgage Corp.:
4.00%			5,005,000c,d	5,234,135
Multiclass Mortgage
Participation Ctfs., REMIC,
Ser. 2586, Cl. WE, 4.01%,
12/15/32			126,205c	129,466
5.50%, 10/1/39 - 9/1/40			401,247c	439,004
Federal National Mortgage Association:
3.50%			3,785,000c,d	3,886,465
4.00%			5,995,000c,d	6,287,256
5.00%			4,840,000c,d	5,228,713
5.50%			2,890,000c,d	3,148,584
5.00%, 3/1/21 - 11/1/21			768,546c	834,300
5.50%, 9/1/34 - 8/1/40			577,892c	633,428
6.00%, 11/1/37 - 5/1/39			2,131,509c	2,365,036
7.00%, 6/1/29 - 9/1/29			36,516c	42,328
Government National Mortgage Association I;
5.50%, 4/15/33 - 3/15/34			1,243,008	1,398,292
Government National Mortgage Association II;
7.00%, 9/20/28 - 7/20/29			9,325	10,994
				29,638,001
U.S. Government Securities--45.3%

U.S. Treasury Bonds:
3.88%, 8/15/40			1,880,000	e	2,079,750
6.13%, 11/15/27			705,000	e	996,363
U.S. Treasury Notes:
1.00%, 4/30/12			26,730,000	e	26,751,945
1.75%, 5/31/16			4,740,000		4,918,489
2.13%, 5/31/15			6,545,000	e	6,861,516
2.63%, 8/15/20			940,000	e	991,186
					42,599,249
Utilities--1.8%
AES,
Sr. Unscd. Notes	8.00	10/15/17	215,000		243,219
Calpine,
Sr. Scd. Notes	7.88	1/15/23	230,000	a	249,550
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	400,000		465,254
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	265,000		343,933
Nisource Finance,
Gtd. Notes	4.45	12/1/21	245,000		256,054
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	130,000		168,722
					1,726,732
Total Bonds and Notes
(cost $112,116,339)					115,118,760
			Principal
Short-Term Investments--1.6%			Amount ($)		Value ($)
U.S. Treasury Bills:
0.03%, 5/17/12			90,000		89,995
0.05%, 4/12/12			1,424,000		1,423,989
Total Short-Term Investments
(cost $1,513,976)					1,513,984

Other Investment--.6%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $529,206)			529,206	[f]	529,206

Total Investments (cost $114,159,521)	124.6%	117,161,950
Liabilities, Less Cash and Receivables	(24.6%)	(23,106,328)
Net Assets	100.0%	94,055,622

GO--General Obligation
REMIC--Real Estate Mortgage Investment Conduit

a

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities were valued at $9,301,493 or 9.9% of net assets.

b	Variable rate security--interest rate subject to periodic change.
c

The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d	Purchased on a forward commitment basis.
e

Security, or portion thereof, on loan. At March 31, 2012, the value of the fund's securities on loan was $33,964,832 and the value of the collateral held by the fund was $35,817,001, consisting of U.S. Government and agency securities.

f	Investment in affiliated money market mutual fund.

At March 31, 2012, net unrealized appreciation on investments was $3,002,429 of which $3,216,804 related to appreciated investment securities and $214,375 related to depreciated investment securities. At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	76.8
Corporate Bonds	33.1
Asset/Mortgage-Backed	11.0
Short-Term/Money Market Investment	2.2
Foreign/Governmental	.8
Municipal Bonds	.7
124.6

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
March 31, 2012 (Unaudited)

	Number	Foreign			Unrealized
Forward Currency	of	Currency			Appreciation
Exchange Contracts	Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Mexican New Peso,
Expiring:
4/26/2012 a	1	12,300,000	958,392	958,887	495
4/26/2012 b	1	12,100,000	942,088	943,295	1,207

South African Rand,
Expiring
4/26/2012 c	1	3,690,000	476,234	479,141	2,907

Sales:			Proceeds ($)
Australian Dollar,
Expiring
4/26/2012 c	1	910,000	947,492	939,749	7,743

Euro,
Expiring
4/26/2012 d	1	1,080,000	1,432,987	1,440,558	(7,571)

Gross Unrealized Appreciation					12,352
Gross Unrealized Depreciation					(7,571)

Counterparties:

a	JP Morgan & Chase Co.
b	UBS
c	Credit Suisse First Boston
d	Merrill Lynch

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices Observable Inputs		Inputs	Total
Investments in Securities:
Asset-Backed	-	6,037,796	-	6,037,796
Commercial Mortgage-Backed	-	4,128,594	-	4,128,594
Corporate Bonds+	-	31,140,641	-	31,140,641
Foreign Government	-	763,534	-	763,534
Municipal Bonds	-	668,191	-	668,191
Mutual Funds	529,206	-	-	529,206
Residential Mortgage-Backed	-	142,754	-	142,754
U.S. Government Agencies/Mortgage-Backed	-	29,638,001	-	29,638,001
U.S. Treasury	-	44,113,233	-	44,113,233
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	12,352	-	12,352
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(7,571)	-	(7,571)
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 23, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	May 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)